Commitments and Contingencies - Summary of Future Annual Minimum Rent Payments Under Noncancelable Leases Were as Follows (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 16,765
2023	13,352
2024	10,779
2025	7,323
2026	3,410
Thereafter	187
Total minimum lease payments	$ 51,816